SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income		$ 10,536	$ 11,356	$ 21,903	$ 24,530
Less dividends to: Ordinary Shares
Less dividends to: Non-vested participating shares
Total Undistributed Earnings		10,536	11,356	21,903	24,530
Allocation of undistributed earnings to Ordinary Shares		10,399	11,151	21,616	24,086
Allocation of undistributed earnings to Non-vested Shares		$ 137	$ 205	$ 287	$ 444
Ordinary Shares, Distributed Earnings
Ordinary Shares, Undistributed Earnings		0.12	0.13	0.25	0.28
Diluted EPS- Ordinary shares		$ 0.12	$ 0.13	$ 0.25	$ 0.28
Undistributed & distributed earnings to ordinary shareholders, As reported - basic		$ 10,399	$ 11,151	$ 21,616	$ 24,086
Add-back : Ordinary shares, As reported - basic		88,232,694	86,896,779	87,731,986	86,865,285
Add-back : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings allocated to non-vested shareholders		$ 137	$ 205	$ 287	$ 444
Add-back : Ordinary shares, Undistributed earnings allocated to non-vested shareholders
Add-back : Undistributed & distributed earnings to ordinary shareholders, 12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)	[1]
Add-back : Ordinary shares, 12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)	[1]
Add-back : Undistributed & distributed earnings to ordinary shareholders, 22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)	[1]
Add-back : Ordinary shares, 22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)	[1]
Less : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings reallocated to non-vested shareholders		$ (137)	$ (205)	$ (287)	$ (444)
Add-back : Ordinary shares, Undistributed earnings reallocated to non-vested shareholders
Diluted EPS - Ordinary shares		$ 10,399	$ 11,151	$ 21,616	$ 24,086
Diluted EPS - Ordinary shares		88,232,694	86,896,779	87,731,986	86,895,285
Diluted EPS- Ordinary shares		$ 0.12	$ 0.13	$ 0.25	$ 0.28
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount				1,080,905
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of warrants		12,618,680	12,618,680	12,618,680	12,618,680
Warrants, price per share		$ 5.75	$ 5.75	$ 5.75	$ 5.75
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of warrants		22,921,700	22,921,700	22,921,700	22,921,700
Warrants, price per share		$ 5.75	$ 5.75	$ 5.75	$ 5.75
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount				17,770,190	17,770,190

[1]	Non-participating warrants that could be converted into as many as 17,770,190 ordinary shares are excluded from diluted EPS at both June 30, 2020, and June 30, 2019. These warrants are anti-dilutive at current market prices. In addition to these warrants, the Company also has 1,080,905 restricted stock units that are non-participating.